Tradr 2X Long QS Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$495,368
TOTAL NET ASSETS — 100.0%	$495,368

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Quantumscape Corporation	Receive	10.90% (OBFR01* + 725bps)	At Maturity	11/25/2026	$6,191	$-	$(1,513)
Marex	Quantumscape Corporation	Receive	7.65% (OBFR01* + 400bps)	At Maturity	11/23/2026	$982,671	$-	$3,540
TOTAL EQUITY SWAP CONTRACTS								$2,027

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.